Stockpiles and ore on leach pads, net - Provision for net realizable value (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of stockpiles and ore on leach pads [Line Items]
Opening balance	$ 47,925	$ 89,127	$ 62,540
Provision	37,880	33,464	90,365
Reversal of provision	(72,518)	(74,666)	(63,778)
Ending balance	$ 13,287	$ 47,925	$ 89,127